BECKER VALUE EQUITY FUND
Retail Class:  BVEFX
Institutional Class:  BVEIX

Supplement dated April 11, 2016 to
Prospectus dated February 26, 2016

The following changes are effective April 11, 2016:

Sid Parakh is joining the Becker Value Equity Fund investment team as a portfolio manager and analyst.  Sid joined Becker Capital Management in 2015.  Prior to joining the firm, Sid headed the Value Equity Research team within the Wealth Management division at Robert W. Baird (through its acquisition of McAdams Wright Ragen). Sid started his career as a trader on the Indian stock market.

The following table replaces the information on page 9 of the Prospectus.
Portfolio Manager/Analyst	Length of Service with the Fund	Business Experience During the Past Five Years
Marian Kessler	Since 2005
Ms. Kessler joined the Advisor in 2004 and has over 33 years of experience as an investment professional.  Prior to joining the Advisor, Ms. Kessler was a senior analyst and portfolio manager at IDS/American Express, Safeco Asset Mgt, and Crabbe Huson.  She graduated Phi Beta Kappa and magna cum laude from Carleton College with a B.A. in English Literature.  She received her MBA in Finance from Northwestern University’s Kellogg Graduate School of Management.

Michael A. McGarr, CFA	Since Inception in 2003
Mr. McGarr joined the Advisor in 1985 and has over 38 years of experience as an investment professional.  Prior to joining the Advisor, Mr. McGarr was an equity analyst with Qualivest Capital Management, the investment subsidiary of U.S. Bancorp.  Mr. McGarr spent a total of six years at US Bancorp, where he also gained experience as an auditor and a government bond trader.  Mr. McGarr received a B.A. from Williams College and an M.B.A. from University of Virginia’s Darden Graduate School of Business Administration.

Steve Laveson	Since Inception in 2003
Mr. Laveson joined the Advisor in 1995 and has over 48 years of experience as an investment professional.  Prior to joining the Advisor, Mr. Laveson was a senior analyst and portfolio manager with Crabbe Huson, Neuberger & Berman, Rosenkranz, Ehrenkrantz, Lyon & Ross and Montgomery Securities.  He graduated with a B.S. in Chemical Engineering from Massachusetts Institute of Technology and a Master’s in Economics from University of California, Santa Barbara.

Patrick E. Becker, Jr.	Since Inception in 2003
Mr. Becker joined the Advisor in 1996 and has over 25 years of experience as an investment professional.  Prior to joining the Advisor, Mr. Becker was Vice President for Grove Securities.  Mr. Becker received a B.A. in Business Administration from the University of Portland.

Andy Murray, CFA	Since 2014
Mr. Murray joined the Advisor in 2013 and has over 16 years of experience as an investment professional.  Prior to joining the Advisor, Mr. Murray most recently served as a senior member of the North American Equities team at Alliance Trust, PLC and covered a variety of industries.  He received a M.A. from University of Edinburgh.

Portfolio Manager/Analyst	Length of Service with the Fund	Business Experience During the Past Five Years
Thomas (T.J.) McConville	Since 2014
Mr. McConville joined the Advisor in 2013 and has over 10 years of experience as an investment professional.  Prior to joining the Advisor, T.J. served as a Senior Research Associate at Raymond James and Associates covering the consumer sector from 2008 to 2013.  Prior to that, he covered a variety of industries at Raymond James.  Mr. McConville graduated from Florida Southern College with a dual degree in Economics and Finance and received a M.B.A. from University of Florida.

Sid Parakh	Since 2016
Mr. Parakh joined the Advisor in 2015 and has nearly fifteen years of investment industry experience.  Prior to joining the firm, Mr. Parakh headed the Value Equity Research team within the Wealth Management division at Robert W. Baird (through its acquisition of McAdams Wright Ragen).  Mr. Parakh started his career as a trader on the Indian stock market.  Mr. Parakh received his B.E. in Chemical Engineering from Pune, India.  He received his MBA from Willamette University.

Please retain this Supplement with the Prospectus.

BECKER VALUE EQUITY FUND
Retail Class:  BVEFX
Institutional Class:  BVEIX

Supplement dated April 11, 2016 to
Statement of Additional Information (“SAI”) dated February 26, 2016

The following changes are effective April 11, 2016:

Sid Parakh is joining the Becker Value Equity Fund investment team as a portfolio manager and analyst.  Sid joined Becker Capital Management in 2015.  Prior to joining the firm, Sid headed the Value Equity Research team within the Wealth Management division at Robert W. Baird (through its acquisition of McAdams Wright Ragen). Sid started his career as a trader on the Indian stock market.

The following information replaces the first paragraph under the section entitled “About the Portfolio Managers” on page 17 and the table presented on pages18 and 19 of the SAI:

About the Portfolio Managers

 The Fund is managed by a portfolio management team including Marian Kessler, Michael McGarr, Steve Laveson, Patrick Becker, Jr., Andy Murray, Thomas (T.J.) McConville and Sid Parakh (collectively referred to as the “Portfolio Managers”).  As of October 31, 2015, the Portfolio Managers were responsible for the management of the following types of accounts in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Marian Kessler	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 69	Investment Companies: $379 million Pooled Investment Vehicles: 0 Other Accounts: $871 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Mike McGarr	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 230	Investment Companies: $379 million Pooled Investment Vehicles: 0 Other Accounts: $1,122 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Steve Laveson	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 69	Investment Companies: $379 million Pooled Investment Vehicles: 0 Other Accounts: $871 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Patrick Becker, Jr.	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 533	Investment Companies: $379 million Pooled Investment Vehicles: 0 Other Accounts: $1,164 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Andy Murray	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 69	Investment Companies: $379 million Pooled Investment Vehicles: 0 Other Accounts: $871 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Thomas (T.J.) McConville	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 69	Investment Companies: $379 million Pooled Investment Vehicles: 0 Other Accounts: $871 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Sid Parakh*	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 70	Investment Companies: $350 million Pooled Investment Vehicles: 0 Other Accounts: $851 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
*Sid Parakh joined the Fund in 2016; accordingly, his account management information is as of March 31, 2016.

The following table replaces the information on page 20 of the SAI:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Marian Kessler	$500,001 - $1,000,000
Mike McGarr	$100,001 - $500,000
Steve Laveson	$100,001 - $500,000
Patrick Becker, Jr.	Over $1,000,000
Andy Murray	$50,001 - $100,000
T.J. McConville	$1 - $10,000
Sid Parakh	None

Please retain this Supplement with the SAI.